UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Dryden High Yield Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.95%; Class B, 1.40%; Class C, 1.65%; Class L, 1.15%; Class M, 1.65%; Class R, 1.40%; Class X, 1.65%; Class Z, 0.65%. Net operating expenses apply to: Class A, 0.90%; Class B, 1.40%; Class C, 1.40%; Class L, 1.15%; Class M, 1.65%; Class R, 1.15%; Class X, 1.65%; Class Z, 0.65%, after contractual reduction through 12/31/2008.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–1.07%	–2.30%	51.04%	43.81%	—
Class B	–1.14	–2.62	47.62	36.83	—
Class C	–1.33	–2.81	47.33	36.56	—
Class L	–1.01	N/A	N/A	N/A	–2.92% (3/26/07)
Class M	–1.27	N/A	N/A	N/A	–3.21 (3/26/07)
Class R	–1.18	–2.50	N/A	N/A	13.02 (6/6/05)
Class X	–1.27	N/A	N/A	N/A	–3.21 (3/26/07)
Class Z	–0.94	–2.04	52.91	47.49	—
Lehman Brothers U.S. Corporate High Yield 1% Issuer Capped Index[2]	–1.35	–2.92	54.37	64.39	**
Prior Index[3]	–1.39	–3.08	54.95	63.56	***
Lipper High Current Yield Funds Avg.[4]	–2.48	–4.03	47.33	42.85	****

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Average Annual Total Returns[5] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–7.27%	7.06%	3.08%	—
Class B	–7.72	7.41	3.05	—
Class C	–4.31	7.51	3.03	—
Class L	–7.12	N/A	N/A	–7.15% (3/26/07)
Class M	–8.89	N/A	N/A	–7.85 (3/26/07)
Class R	–3.11	N/A	N/A	4.35 (6/6/05)
Class X	–8.89	N/A	N/A	–7.85 (3/26/07)
Class Z	–2.64	8.32	3.83	—
Lehman Brothers U.S. Corporate High Yield 1% Issuer Capped Index[2]	–3.27	8.44	4.98	**
Prior Index[3]	–3.47	8.50	4.92	***
Lipper High Current Yield Funds Avg.[4]	–4.56	7.40	3.32	****

Distributions and Yields as of 2/29/08
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.22	8.73%
Class B	$0.21	8.64
Class C	$0.21	8.66
Class L	$0.22	8.88
Class M	$0.20	8.38
Class R	$0.22	8.90
Class X	$0.20	8.38
Class Z	$0.23	9.36

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Lehman Brothers U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped

Dryden High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

3Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index (Prior Index) covers the universe of U.S. dollar denominated, non convertible, fixed-rate, non-investment grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Board recently approved replacing the Prior Index with the Lehman High Yield 1% Issuer Capped Index.

4The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/29/2008 are –2.92% for Class L, Class M, and Class X; and 14.02% for Class R. Lehman High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/2008 are –3.27% for Class L, Class M, and Class X; and 4.68% for Class R.

***Prior Index Closest Month-End to Inception cumulative total returns as of 2/29/08 are –3.25% for Class L, Class M, and Class X; and 14.14% for Class R. Prior Index Closest Month-End to Inception average annual total returns as of 3/31/08 are –3.47% for Class L, Class M, and Class X; and 4.69% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/08 are –4.33% for Class L, Class M, and Class X; and 12.25% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/08 are –4.56% for Class L, Class M, Class X; and 3.98% for Class R.

Investors cannot invest directly in an index. The returns for the Lehman High Yield 1% Issuer Capped Index, the Prior Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/29/08
Texas Competitive Electric Holdings Co. LLC, Bank Loan, 6.58%, 10/10/14	1.5%
Ford Motor Credit Co. LLC, Notes, 7.88%, 6/15/10	1.4
Hertz Corp., Sr. Notes, 8.88%, 1/1/14	1.0
HCA, Inc., Bank Loan, 7.08%, 11/17/13	1.0
LVB Acquisition Merger Sub., Inc., Gtd. Notes, 144A, 11.63%, 10/15/17	0.9

Issues reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 2/29/08
High Grade	3.9%
Ba	31.4
B	45.0
Caa or Lower	15.3
Not Rated**	23.6
Total Investments	119.2
Liabilities in excess of other assets	–19.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 23.3% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

Dryden High Yield Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden High Yield Fund, Inc.		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$989.30	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

Class B	Actual	$1,000.00	$988.60	1.40%	$6.92
	Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

Class C	Actual	$1,000.00	$986.70	1.40%	$6.92
	Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

Class L	Actual**	$1,000.00	$989.90	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77

Class M	Actual**	$1,000.00	$987.30	1.65%	$8.15
	Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27

Class R	Actual	$1,000.00	$988.20	1.15%	$5.68
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77

Class X	Actual**	$1,000.00	$987.30	1.65%	$8.15
	Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27

Class Z	Actual	$1,000.00	$990.60	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29,2008, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M and X shares commenced operations on March 26, 2007.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of February 29, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 95.9%

ASSET BACKED SECURITIES 1.2%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004-7A, Cl. D1(i)	Ba2	12.09%	1/30/16	$5,000	$4,935,150
CSAM Funding Corp. 1 (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)	Ba2	9.66	3/29/16	7,000	5,495,000
Landmark lV CDO Ltd. (Cayman Islands)(i)(j)	Ba2	11.84	12/15/16	3,500	3,173,516
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)(m)	Caa3	11.33	6/15/13	2,780	972,984

Total asset backed securities					14,576,650

CORPORATE BONDS 94.0%

Aerospace/Defense 1.5%
DRS Technologies, Inc.,
Gtd. Notes	B3	6.88	11/1/13	1,000	980,000
Gtd. Notes(f)	B3	7.63	2/1/18	5,130	5,130,000
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	3,150	3,189,375
L-3 Communications Corp.,
Sr. Notes	Ba3	6.38	10/15/15	1,125	1,116,563
Sr. Sub. Notes	Ba3	7.63	6/15/12	5,575	5,714,375
Sr. Unsec’d. Notes	Ba3	6.13	1/15/14	1,000	987,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,915,000

					19,032,813

Airlines 0.8%
American Airlines, Inc., Certs., Ser. 91-A2	B2	10.18	1/2/13	1,882	1,873,940
AMR Corp., Notes	CCC+(a)	10.40	3/10/11	4,450	4,277,562
Calair Capital Corp., Gtd. Notes	B3	8.13	4/1/08	2,980	2,980,000
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.75	3/15/17	1,079	1,019,545

					10,151,047

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Automotive 3.5%
Ford Motor Co.,
Bank Loan(k)	Ba3	8.00%	12/15/13	$5,940	$5,077,049
Notes(f)	Caa1	7.45	7/16/31	325	221,813
Ford Motor Credit Co. LLC,
Bonds	B1	7.38	2/1/11	820	726,285
Notes	B1	7.00	10/1/13	200	164,114
Notes	B1	7.88	6/15/10	18,935	17,450,061
Sr. Notes	B1	7.25	10/25/11	425	363,500
General Motors Corp.,
Debs.	Caa1	8.25	7/15/23	700	529,375
Notes(f)	Caa1	7.20	1/15/11	11,025	9,977,625
Sr. Notes(f)	Caa1	7.13	7/15/13	950	798,000
Goodyear Tire & Rubber Co. (The), Sr. Notes	Ba3	9.00	7/1/15	221	232,602
Lear Corp., Sr. Notes	B3	8.75	12/1/16	1,800	1,552,500
TRW Automotive, Inc., Sr. Notes, 144A(f)	Ba3	7.25	3/15/17	4,750	4,322,500
Visteon Corp., Notes(f)	Caa2	7.00	3/10/14	2,190	1,423,500

					42,838,924

Banking 1.0%
Banco BMG SA (Brazil), Notes, 144A(i)	Ba1	9.15	1/15/16	4,750	4,827,188
Halyk Savings Bank of Kazahstan (Kazahstan), Notes, 144A(i)	Baa3	8.13	10/7/09	1,620	1,644,300
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Baa3	7.25	5/3/17	4,500	3,937,500
Kazkommerts International BV (Netherlands),
Gtd. Notes, 144A(i)	Ba1	7.00	11/3/09	2,210	2,132,650

					12,541,638

Building Materials & Construction 0.2%
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	3,185	2,468,375

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cable 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes(f)	Caa1	8.75%	11/15/13	$800	$702,000
Charter Communications Holding LLC,
Bank Loan(k)	B1	5.26	9/6/14	7,500	6,583,928
Gtd. Notes(f)	NR	11.00	10/1/15	125	85,625
Sr. Notes(f)	Caa3	10.00	5/15/14	983	476,755
Sr. Notes(f)	Caa2	11.00	10/1/15	6,517	4,529,315
Sr. Notes(f)	Caa3	11.13	1/15/14	4,434	2,150,490
Sr. Notes(f)	Caa3	11.75	5/15/14	3,000	1,530,000
Sr. Notes(f)	Caa3	13.50	1/15/14	2,000	1,300,000
CSC Holdings, Inc.,
Bank Loan(k)	Ba1	6.39	2/24/12	3,000	2,769,249
Deb.	B1	6.75	4/15/12	425	410,125
Deb.	B1	7.63	7/15/18	3,110	2,845,650
Deb.	B1	7.88	2/15/18	725	668,812
Sr. Notes, Ser. B(f)	B1	7.63	4/1/11	2,125	2,111,719
Sr. Notes, Ser. B	B1	8.13	7/15/09	7,175	7,300,562
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50	10/15/15	1,750	1,382,500
Mediacom LLC, Sr. Unsec’d. Notes(f)	B3	9.50	1/15/13	3,250	2,843,750
UPC Broadband Holdings, Bank Loan(k)	Ba3	5.01	12/31/14	5,363	4,688,861
Videotron Ltee (Canada), Gtd. Notes(i)	Ba1	6.88	1/15/14	1,570	1,522,900
Videotron Ltee, Sr. Notes	Ba1	6.38	12/15/15	3,525	3,269,438
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(i)	B2	9.13	8/15/16	1,125	945,000

					48,116,679

Capital Goods 8.1%
Actuant Corp., Sr. Notes, 144A(f)	Ba2	6.88	6/15/17	2,975	2,870,875
ALH Finance LLC, Sr. Sub. Notes(f)	B3	8.50	1/15/13	5,100	4,577,250
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	7.13	5/15/16	800	790,000
Sr. Notes	B1	7.25	3/15/15	1,705	1,694,344
Sr. Notes, Ser. B	B1	5.75	2/15/11	4,320	4,212,000
Ashtead Capital, Inc., Notes, 144A(f)	B1	9.00	8/15/16	3,835	3,163,875
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(i)	B1	8.63	8/1/15	6,475	5,277,125

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Baldor Electric Co., Gtd. Notes(f)	B3	8.63%	2/15/17	$5,775	$5,659,500
Blount, Inc., Sr. Sub. Notes(f)	B2	8.88	8/1/12	7,700	7,488,250
Capital Safety Group Ltd.,(k)
Bank Loan	B1	7.08	7/20/15	2,728	2,626,013
Bank Loan	B1	7.58	7/20/16	7,272	7,035,346
Columbus Mckinnon Corp., Sr. Sub. Notes	B1	8.88	11/1/13	4,245	4,414,800
Graftech Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	1,394	1,439,305
Hertz Corp., Sr. Notes	B1	8.88	1/1/14	12,790	12,182,475
Invensys PLC (United Kingdom), Sr. Notes(i)	B2	9.88	3/15/11	324	341,737
Johnson Diversey Holding, Inc.,
Sr. Disc. Notes	Caa1	10.67	5/15/13	3,745	3,576,475
Sr. Sub. Notes, Ser B	B3	9.63	5/15/12	1,450	1,442,750
Mobile Mini, Inc., Gtd. Notes	B1	6.88	5/1/15	2,500	2,025,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,535	5,881,500
Rental Service Corp., Gtd. Notes(f)	Caa1	9.50	12/1/14	5,905	4,827,337
SPX Corp, Sr. Notes, 144A(f)	Ba2	7.63	12/15/14	3,000	3,090,000
Stena AB (Sweden), Sr. Notes(i)	Ba3	7.50	11/1/13	4,900	4,820,375
Terex Corp.,
Gtd. Notes	Ba2	7.38	1/15/14	1,000	992,500
Sr. Sub. Notes(f)	Ba3	8.00	11/15/17	4,750	4,726,250
United Rentals North America, Inc., Sr. Notes(f)	B1	6.50	2/15/12	5,080	4,597,400

					99,752,482

Chemicals 3.0%
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	4,260	3,961,800
Huntsman Co. LLC, Gtd. Notes(f)	Ba1	11.63	10/15/10	9,000	9,540,000
Huntsman International LLC, Gtd. Notes	Ba3	11.50	7/15/12	660	702,900
INEOUS Group Holdings PLC (United Kingdom),
Notes, 144A(f)(i)	B3	8.50	2/15/16	1,875	1,406,250
Koppers, Inc., Gtd. Notes	B2	9.88	10/15/13	5,979	6,322,793
Momentive Performance Materials, Inc.,(f)
Sr. Notes	B3	9.75	12/1/14	4,865	4,354,175
Sr. Sub. Notes	Caa2	11.50	12/1/16	2,100	1,606,500

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Mosaic Co., 144A
Sr. Notes	Ba1	7.63%	12/1/14	$2,155	$2,289,687
Sr. Notes(f)	Ba1	7.88	12/1/16	650	698,750
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	5,815	5,873,150
Sr. Sub. Notes(f)	B3	8.88	11/15/13	480	489,600

					37,245,605

Consumer 1.9%
Levi Straus & Co.,
Sec’d. Notes	B2	8.88	4/1/16	875	833,438
Sr. Unsub. Notes(f)	B2	9.75	1/15/15	1,230	1,220,775
Mac-Gray Corp., Sr. Unsec’d. Notes	B2	7.63	8/15/15	425	403,750
Realogy Corp.,
Gtd. Notes, PIK	Caa1	11.00	4/15/14	5,500	3,520,000
Gtd. Notes	Caa2	12.38	4/15/15	17,575	9,314,750
Service Corp., International,
Sr. Notes(f)	B1	6.75	4/1/16	5,500	5,472,500
Sr. Notes(f)	B1	7.00	6/15/17	2,000	1,985,000
Sr. Unsec’d. Notes	B1	7.63	10/1/18	200	206,500

					22,956,713

Electric 9.6%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,625	2,743,125
Sr. Notes	B1	9.38	9/15/10	6,950	7,332,250
Sr. Notes(f)	B1	9.50	6/1/09	6,635	6,867,225
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	5,346	5,827,042
CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	4,060	4,368,511
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.88	4/1/11	1,050	1,019,812
Sr. Unsec’d. Notes	B2	7.50	6/1/15	5,550	5,196,187
Sr. Unsec’d. Notes(f)	B2	8.38	5/1/16	4,225	4,129,937
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75	6/15/16	250	257,500
Energy Future Holdings Corp., Gtd. Notes, 144A(f)	B3	10.88	11/1/17	4,400	4,336,640
Midwest Generation LLC, Certs., Ser. A	Baa3	8.30	7/2/09	2,554	2,592,465
Mirant Americas Generations LLC, Sr. Notes	B3	8.30	5/1/11	7,600	7,647,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sr. Unsec’d. Notes(e)	B3	8.50%	10/1/21	$1,400	$1,239,000
Mirant Corp., Sr. Notes, 144A(k)(m)	NR	7.40	7/15/49	2,600	2,600
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25	6/1/11	2,465	2,702,143
NRG Energy, Inc.,
Bank Loan(k)	Ba1	6.48	2/1/13	2,050	1,882,643
Bank Loan(k)	Ba1	6.58	2/1/13	4,440	4,077,668
Gtd. Notes	B1	7.25	2/1/14	300	292,875
Gtd. Notes	B1	7.38	1/15/17	4,500	4,331,250
Sr. Notes	B1	7.38	2/1/16	8,650	8,336,438
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	6,235	6,764,975
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba2	9.68	7/2/26	3,600	4,032,000
Reliant Energy, Inc., Gtd. Notes	B2	6.75	12/15/14	370	376,475
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.75	8/15/17	675	682,941
Tenaska Alabama Partners LP, Sec’d. Notes, 144A (original cost $149,847; purchased 3/31/06)	Ba2	7.00	6/30/21	148	145,007
Texas Competitive Electric Holdings Co. LLC,
Bank Loan(k)	Ba3	6.58	10/10/14	2,000	1,824,166
Bank Loan(k)	Ba3	6.58	10/10/14	19,950	18,188,515
Gtd. Notes, 144A	B3	10.25	11/1/15	6,550	6,386,250
Sr. Unsec’d. Notes, 144A(f)	B3	10.25	11/1/15	5,000	4,875,000

					118,458,140

Energy—Integrated 0.2%
TNK-BP Finance (Luxembourg), 144A(i)	Baa2	7.50	7/18/16	2,200	2,109,360

Energy—Other 3.8%
Compagnie Generale de Geophysique-Veritas
(France), Gtd. Notes(i)	Ba3	7.50	5/15/15	645	648,225
Forest Oil Corp.,
Sr. Notes, 144A	B1	7.25	6/15/19	2,550	2,569,125
Sr. Notes	B1	8.00	6/15/08	1,260	1,266,300
Sr. Notes	B1	8.00	12/15/11	1,550	1,612,000
Mcmoran Exploration Co., Gtd. Notes	Caa1	11.88	11/15/14	3,500	3,570,000

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Newfield Exploration Co.,
Sr. Sub. Notes(f)	Ba3	6.63%	9/1/14	$7,260	$7,114,800
Sr. Sub. Notes	Ba3	6.63	4/15/16	2,600	2,528,500
Parker Drilling Co., Sr. Notes	B2	9.63	10/1/13	3,900	4,134,000
Petrohawk Energy Corp., Notes	B3	9.13	7/15/13	4,850	4,947,000
Petroplus Finance Ltd. (Bermuda), 144A(i)
Gtd. Notes	B1	6.75	5/1/14	4,500	4,083,750
Gtd. Notes(f)	B1	7.00	5/1/17	1,450	1,301,375
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.88	7/15/16	1,050	961,772
Unsec’d. Notes	Ba1	6.65	3/15/17	5,675	5,441,241
Plains Exploration & Production Co., Gtd. Notes	B1	7.75	6/15/15	2,200	2,194,500
Tesoro Corp.,
Gtd. Notes	Ba1	6.50	6/1/17	3,975	3,696,750
Sr. Notes	Ba1	6.25	11/1/12	515	493,112
Sr. Notes	Ba1	6.63	11/1/15	650	614,250

					47,176,700

Foods 2.0%
Ahold Finance USA, Inc.,(f)
Gtd. Notes	Baa3	6.88	5/1/29	650	658,195
Notes	Baa3	8.25	7/15/10	1,840	2,045,537
Albertsons LLC,
Debs.	B1	7.45	8/1/29	270	244,408
Debs.	B1	8.70	5/1/30	1,850	1,847,649
Aramark Corp.,
Bank Loan(k)	Ba3	5.20	1/26/14	149	138,188
Bank Loan(k)	Ba3	6.71	1/26/14	2,351	2,175,165
Gtd. Notes(f)	B3	8.50	2/1/15	3,925	3,866,125
Gtd. Notes(j)	B3	6.74	2/1/15	2,450	2,143,750
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	425	386,750
Dole Food, Inc., Gtd. Notes	Caa1	7.25	6/15/10	629	515,780
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,625	3,190,000
Smithfield Foods, Inc., Sr. Notes	Ba3	8.00	10/15/09	405	410,062
Stater Brothers Holdings,
Gtd. Notes	B2	7.75	4/15/15	2,800	2,660,000
Sr. Notes	B2	8.13	6/15/12	2,745	2,731,275
SUPERVALU, Inc., Sr. Notes(f)	B1	7.50	11/15/14	1,175	1,166,187

					24,179,071

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 5.3%
Caesars Entertainment, Inc., Sr. Notes(f)	Caa1	8.13%	5/15/11	$775	$658,750
CCM Merger, Inc., Notes, 144A(f)	Caa1	8.00	8/1/13	8,710	7,621,250
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25	11/15/19	235	214,438
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00	11/15/13	180	165,600
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sec’d. Notes, 144A	B3	12.00	10/15/15	2,500	2,125,000
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A(f)	Caa1	10.25	6/15/15	5,725	4,122,000
Harrahs Operating Co., Inc.,
Gtd. Notes	Caa1	5.50	7/1/10	4,175	3,684,438
Gtd. Notes(f)	Caa1	5.63	6/1/15	2,530	1,518,000
Gtd. Notes	Caa1	6.50	6/1/16	775	463,062
Gtd. Notes, 144A(f)	B3	10.75	2/1/16	5,250	4,587,187
Herbst Gaming, Inc., Gtd. Notes	Caa2	7.00	11/15/14	150	36,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B3	7.00	3/1/14	750	511,875
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	2,050	2,075,625
Sr. Sub. Notes	B1	9.38	2/15/10	450	462,375
MGM Mirage,
Gtd. Notes(f)	Ba2	6.00	10/1/09	8,840	8,795,800
Gtd. Notes	Ba2	6.88	4/1/16	2,000	1,800,000
Gtd. Notes(f)	Ba2	7.50	6/1/16	5,250	4,882,500
Gtd. Notes(f)	B1	8.38	2/1/11	1,750	1,758,750
Gtd. Notes	Ba2	8.50	9/15/10	1,000	1,033,750
Sr. Notes	Ba2	5.88	2/27/14	1,250	1,100,000
Sr. Notes	Ba2	6.75	9/1/12	1,250	1,175,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.00	4/1/12	3,700	3,589,000
Sr. Sub. Notes	Ba2	8.38	7/1/11	295	298,319
Sr. Unsec’d. Notes	Baa3	6.13	2/15/13	500	452,500
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75	11/1/11	1,500	1,533,750
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(f)	B3	9.38	6/15/15	3,500	3,115,000

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Station Casinos, Inc.,
Sr. Notes	B2	6.00%	4/1/12	$1,995	$1,685,775
Sr. Sub. Notes(f)	Caa1	6.50	2/1/14	2,655	1,772,212
Sr. Sub. Notes(f)	Caa1	6.63	3/15/18	2,000	1,225,000
Sr. Sub. Notes(f)	Caa1	6.88	3/1/16	1,065	670,950
Tropicana Entertainment LLC, Sr. Sub. Notes(f)	Ca	9.63	12/15/14	4,925	2,364,000

					65,498,656

Healthcare & Pharmaceutical 13.3%
Accellent, Inc., Sr. Notes(f)	Caa3	10.50	12/1/13	13,425	10,605,750
Alliance Imaging, Inc.,
Sr. Sub. Notes(f)	B3	7.25	12/15/12	2,575	2,433,375
Sr. Sub. Notes, 144A	B3	7.25	12/15/12	3,485	3,293,325
Community Health Systems, Inc.,
Bank Loan(k)	Ba3	5.34	7/25/14	11,226	10,256,868
Bank Loan(k)	Ba3	7.49	7/25/14	565	515,853
Gtd. Notes(f)	B3	8.88	7/15/15	6,000	5,887,500
Elan Finance PLC (Ireland),
Sr. Notes	B3	7.75	11/15/11	5,400	5,089,500
Sr. Unsec’d. Notes	B3	8.88	12/1/13	3,100	2,929,500
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.88	6/15/11	410	424,350
Hanger Orthopedic Group, Inc.	Caa1	10.25	6/1/14	1,440	1,450,800
HCA, Inc.,
Bank Loan(k)	Ba3	6.83	11/17/12	11,250	10,319,861
Bank Loan(k)	Ba3	7.08	11/17/13	13,230	12,159,204
Notes	Caa1	7.50	11/15/95	1,500	1,106,908
Notes	Caa1	7.69	6/15/25	840	678,156
Notes, M.T.N.	Caa1	8.70	2/10/10	550	557,927
Notes	Caa1	8.75	9/1/10	3,300	3,316,500
Notes, M.T.N.	Caa1	9.00	12/15/14	4,000	3,870,232
Sec’d. Notes	B2	9.13	11/15/14	8,565	8,736,300
Sec’d. Notes, PIK(f)	B2	9.63	11/15/16	1,245	1,285,462
LVB Acquisition Merger Sub., Inc., 144A(f)
Gtd. Notes	B3	10.00	10/15/17	1,875	1,938,281
Gtd. Notes	Caa1	11.63	10/15/17	11,425	11,239,344
Mylan, Inc., Bank Loan(k)	B1	7.10	10/2/14	7,500	7,235,415
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/1/14	500	486,250
Gtd. Notes	Ba3	7.00	1/15/16	1,950	1,872,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Omnicare, Inc., Sr. Sub. Notes	Ba3	6.13%	6/1/13	$650	$567,125
PTS Acquisitions Corp.,
Bank Loan(k)	Ba3	7.08	4/10/14	6,965	5,746,125
Sr. Notes, PIK, 144A(f)	Caa1	9.50	4/15/15	4,375	3,565,625
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	4,865	4,658,238
Select Medical Corp., Sr. Sub. Notes(f)	B3	7.63	2/1/15	1,605	1,316,100
Senior Housing Properties Trust,
Sr. Notes	Ba1	7.88	4/15/15	2,000	2,084,604
Sr. Notes	Ba1	8.63	1/15/12	4,525	4,796,500
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	5,431	5,702,550
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.13	4/15/15	4,950	4,764,375
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,240,859; purchased 6/21/07-12/19/07)(f)	Caa1	10.00	7/15/17	3,350	2,546,000
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	7,050	6,732,750
Ventas Realty LP, Sr. Notes	Ba1	9.00	5/1/12	2,880	3,081,600
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.13	7/15/17	12,506	10,192,390

					163,442,643

Lodging & Leisure 1.3%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	4,825	4,837,062
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	125	115,000
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	1,025	971,188
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	6,250	6,093,750
Sr. Notes(f)	Ba1	7.13	11/1/13	2,810	2,767,850
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes(i)	Ba1	8.75	2/2/11	850	901,633

					15,686,483

Media & Entertainment 6.2%
AMC Entertainment, Inc.,
Sr. Notes	B2	11.00	2/1/16	400	376,000
Sr. Sub. Notes	B2	8.00	3/1/14	4,075	3,433,188

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cinemark, Inc., Sr. Notes (Zero Thru 3/15/09)(l)	B3	Zero	3/15/14	$1,455	$1,324,050
Clear Channel Communications, Inc.,
Debs.	Baa3	6.88%	6/15/18	525	375,375
Sr. Notes	Baa3	5.50	9/15/14	1,370	904,200
Sr. Notes	Baa3	5.75	1/15/13	4,025	2,898,000
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.88	5/15/14	2,100	1,388,625
Dex Media West LLC, Sr. Sub. Notes	B1	9.88	8/15/13	9,775	8,211,000
Dex Media, Inc., Notes	B2	8.00	11/15/13	2,645	1,877,950
DirecTV Holdings LLC,
Gtd. Notes, Ser. B	Ba3	6.38	6/15/15	3,059	2,837,222
Sr. Notes	Ba3	8.38	3/15/13	500	515,000
Echostar DBS Corp.,
Gtd. Notes(f)	Ba3	7.00	10/1/13	775	763,375
Sr. Notes	Ba3	6.38	10/1/11	1,025	1,009,625
Sr. Notes	Ba3	6.63	10/1/14	1,600	1,540,000
Sr. Notes	Ba3	7.13	2/1/16	6,935	6,813,638
Idearc, Inc., Gtd. Notes	B2	8.00	11/15/16	4,385	2,587,150
Intelsat Bermuda Ltd. (Bermuda),(i)
Sr. Notes	B3	8.25	1/15/13	9,645	9,645,000
Sr. Notes	Caa2	11.25	6/15/16	7,975	7,945,094
Sr. Unsec’d. Notes	NR	5.25	11/1/08	1,500	1,511,250
Intelsat Corp., Gtd. Notes	B3	9.00	6/15/16	300	300,000
MediaNews Group, Inc., Sr. Sub. Notes	B3	6.88	10/1/13	2,325	1,191,562
Morris Publishing Group LLC, Sr. Sub. Notes	B2	7.00	8/1/13	1,460	876,000
Panamsat Corp., Gtd. Notes	B3	9.00	8/15/14	125	125,000
Quebecor Media, Inc. (Canada), Sr. Notes(f)(i)	B2	7.75	3/15/16	4,820	4,422,350
Radio One, Inc., Gtd. Notes	B3	8.88	7/1/11	2,993	2,379,435
Rainbow National Services LLC, Sr. Notes, 144A	B2	10.38	9/1/14	215	228,975
RH Donnelley Corp,
Sr. Disc. Notes	B3	6.88	1/15/13	3,000	1,770,000
Sr. Notes	B3	8.88	1/15/16	1,190	708,050
Univision Communications, Inc.,
Bank Loan(k)	Ba3	5.49	9/29/14	3,866	3,234,611
Bank Loan(k)	Ba3	7.11	9/29/14	134	112,313
Sr. Notes, PIK, 144A(f)	B3	9.75	3/15/15	6,760	4,664,400

					75,968,438

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Metals 4.5%
AK Steel Corp., Gtd. Notes(f)	B1	7.75%	6/15/12	$1,135	$1,143,513
Aleris International, Inc.,(f)
Gtd. Notes, PIK	B3	9.00	12/15/14	900	670,500
Gtd. Notes	Caa1	10.00	12/15/16	1,000	686,250
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	2,730	2,593,500
FMG Finance Pty Ltd. (Australia), Sec’d. Notes, 144A (original cost $4,598,500; purchased 4/23/07-7/19/07)(f)(i)	B1	10.63	9/1/16	3,850	4,369,750
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes(f)	Ba2	8.38	4/1/17	8,400	8,904,000
Sr. Unsec’d. Notes(j)	Ba2	8.39	4/1/15	2,500	2,403,125
Gerdau Ameristeel Corp. (Canada), Sr. Notes(i)	Ba1	10.38	7/15/11	6,000	6,300,000
Ispat Inland ULC (Canada), Sec’d. Notes(i)	Baa2	9.75	4/1/14	8,730	9,482,098
Metals USA, Inc., Sec’d. Notes	B3	11.13	12/1/15	5,400	5,332,500
Novelis, Inc. (Canada), Sec’d. Notes(i)	B3	7.25	2/15/15	1,506	1,355,445
PNA Group, Inc., Sr. Unsec’d. Notes	B3	10.75	9/1/16	3,000	2,640,000
Ryerson, Inc., Sec’d. Notes, 144A
(original cost $6,048,750; purchased 10/3/07-10/26/07)(f)	B2	12.00	11/1/15	6,000	5,640,000
Southern Copper Corp., Sr. Notes	Baa2	7.50	7/27/35	3,450	3,547,083

					55,067,764

Non Captive Finance 1.7%
GMAC LLC,
Notes(f)	B1	6.88	9/15/11	7,945	6,482,540
Notes(f)	B1	6.88	8/28/12	9,540	7,614,904
Notes	B1	7.00	2/1/12	650	524,358
Unsub. Notes(f)	B1	6.63	5/15/12	3,000	2,379,123
Residential Capital LLC,
Gtd. Notes	B2	7.88	6/30/10	1,580	900,600
Gtd. Notes	B2	8.00	2/22/11	2,000	1,065,000
Gtd. Notes	B2	8.38	6/30/15	2,625	1,391,250

					20,357,775

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Packaging 2.6%
Ball Corp.,
Gtd. Notes	Ba1	6.63%	3/15/18	$1,950	$1,925,625
Gtd. Notes	Ba1	6.88	12/15/12	3,000	3,030,000
Berry Plastics Hldg. Corp.,
Sec’d. Notes(j)	Caa1	8.87	9/15/14	1,750	1,382,500
Sec’d. Notes(f)	Caa1	8.88	9/15/14	4,775	4,213,937
Crown Americas LLC,
Gtd. Notes	B1	7.63	11/15/13	5,550	5,619,375
Gtd. Notes	B1	7.75	11/15/15	600	613,500
Exopack Holding, Inc., Gtd. Notes	B3	11.25	2/1/14	4,000	3,700,000
Graham Packaging Co., Inc.,(f)
Sr. Notes	Caa1	8.50	10/15/12	915	821,212
Sr. Sub. Notes	Caa1	9.88	10/15/14	2,305	1,965,013
Grief, Inc., Sr. Sub. Notes	Ba2	6.75	2/1/17	5,500	5,307,500
Owens Brockway Glass Container, Inc., Gtd. Notes	B3	6.75	12/1/14	250	250,000
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A(e)(k)(m)	NR	Zero	11/30/08	55	1
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,553,980

					31,382,643

Paper 3.4%
Abitibi Consolidated, Inc. (Canada), Notes(f)(i)	Caa2	5.25	6/20/08	2,100	1,766,625
Boise Paper Holding LLC, Bank Loan(k)	B2	12.50	2/22/15	3,000	2,760,000
Cascades, Inc. (Canada), Sr. Notes(i)	Ba3	7.25	2/15/13	3,205	2,900,525
Catalyst Paper Corp., Sr. Notes	B2	8.63	6/15/11	5,400	4,522,500
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	1,425	1,318,125
Domtar Corp.,
Gtd. Notes(f)	B+(a)	7.88	10/15/11	1,465	1,443,025
Gtd. Notes	B1	5.38	12/1/13	825	718,781
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $1,950,000; purchased 12/13/06)	Ba3	7.13	1/15/17	1,950	1,813,500
Notes	B2	8.13	5/15/11	1,400	1,386,000
Glatfelter, Gtd. Notes	Ba2	7.13	5/1/16	270	267,975

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Graphic Package International, Inc.,(f)
Sr. Notes	B3	8.50%	8/15/11	$6,010	$5,799,650
Sr. Sub. Notes	B3	9.50	8/15/13	1,500	1,413,750
Jefferson Smurfit Corp., Sr. Notes	B3	8.25	10/1/12	1,000	932,500
Millar Western Forest Products Ltd. (Canada), Sr. Notes(i)	B2	7.75	11/15/13	275	199,375
NewPage Corp.,
Series, 144A(f)	B2	10.00	5/1/12	1,305	1,308,263
Gtd. Notes	B2	10.00	5/1/12	4,550	4,561,375
Norampac Industries, Inc. (Canada), Sr. Notes(i)	Ba3	6.75	6/1/13	1,125	984,375
Smurfit Capital Funding PLC, Notes	Ba2	7.50	11/20/25	100	89,500
Smurfit-Stone Container Finance, Sr. Notes(f)	B3	8.00	3/15/17	875	774,375
Verso Paper Holdings LLC and Verson Paper, Inc.,
Gtd. Notes(f)	B3	11.38	8/1/16	5,650	5,113,250
Sec’d. Notes(j)	B2	6.99	8/1/14	1,630	1,385,500
Sec’d. Notes	B2	9.13	8/1/14	500	471,250

					41,930,219

Pipelines & Other 2.0%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.13	5/20/16	840	819,000
El Paso Corp.,
Sr. Unsec’d. Notes	Ba3	7.80	8/1/31	750	773,638
Sr. Unsec’d. Notes(f)	Ba3	7.88	6/15/12	750	788,091
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	1,500	1,464,375
Inergy LP/Inergy Finance Corp., Sr. Notes	B1	8.25	3/1/16	3,750	3,843,750
Kinder Morgan Finance Co., ULC,
Gtd. Notes	Ba2	5.70	1/5/16	2,150	1,999,500
Gtd. Notes	Ba2	6.40	1/5/36	2,950	2,655,000
Pacific Energy Partners LP, Sr. Notes	Baa3	7.13	6/15/14	1,900	2,013,842
SemGroup LP, Sr. Notes, 144A (original cost $406,065; purchased 4/28/06-10/03/06)	B1	8.75	11/15/15	400	372,000
Sonat, Inc., Notes	Ba3	7.63	7/15/11	350	363,362
Southern Natural Gas Co., Notes	Baa3	8.00	3/1/32	125	136,935
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	2,700	2,504,250

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Williams Cos., Inc.,(f)
Notes	Baa3	7.13%	9/1/11	$1,300	$1,374,750
Notes	Baa3	8.13	3/15/12	4,610	5,024,900
Williams Partners LP, Gtd. Notes	Ba2	7.25	2/1/17	225	226,687

					24,360,080

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50	2/1/17	150	132,750

Retailers 1.8%
Buhrmann US, Inc. (Netherlands), Gtd. Notes(i)	B2	7.88	3/1/15	275	259,875
Couche-Tard Finance Corpo., Sr. Sub. Notes	Ba2	7.50	12/15/13	1,701	1,692,495
GameStop Corp., Gtd. Notes	Ba3	8.00	10/1/12	1,140	1,201,275
Neiman Marcus Group, Inc.,
Gtd. Notes, PIK	B2	9.00	10/15/15	6,280	6,248,600
Gtd. Notes(f)	B3	10.38	10/15/15	1,545	1,539,206
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	1,325	1,179,250
Rite Aid Corp., Sec’d. Notes	B3	8.13	5/1/10	5,720	5,519,800
Stripes AcquisitionLLC/Susser Finance Corp., Sr. Notes	B3	10.63	12/15/13	2,849	2,913,103
Susser Holdings LLC, Sr. Notes, 144A	B3	10.63	12/15/13	1,640	1,676,900
Yankee Acquisition Corp., Sr. Notes	B3	8.50	2/15/15	100	83,500

					22,314,004

Structured Notes 0.2%
CDX North America High Yield, Pass-thru Certs, 9T1, 144A(f)	B3	8.75	12/29/12	2,600	2,431,000

Technology 7.4%
Affiliated Computer Services, Inc.	Ba2	4.70	6/1/10	10,500	9,909,375
Amkor Technology, Inc., Sr. Notes	B1	7.13	3/15/11	1,475	1,393,875
Ampex Corp., Sec’d. Notes, PIK(k)(m)	NR	12.00	8/15/08	146	109,581
Avago Technologies Finance Pte (Singapore),(i)
Sr. Notes	B2	10.13	12/1/13	1,400	1,477,000
Sub. Notes	Caa1	11.88	12/1/15	2,200	2,332,000
First Data Corp.,
Bank Loan(k)	Ba3	7.63	9/24/14	5,000	4,534,720

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bank Loan(k)	Ba3	7.63%	9/24/14	$3,990	$3,618,930
Gtd. Notes, 144A(f)	B3	9.88	9/24/15	2,000	1,735,000
Flextronics International Ltd., (Singapore),(i)(k)
Bank Loan	Ba1	7.39	10/1/14	5,424	5,035,191
Bank Loan	Ba1	7.46	10/1/14	1,559	1,446,894
Bank Loan	Ba1	7.39	10/1/12	12,000	11,139,996
Freescale Semiconductor, Inc.,
Sr. Sub. Notes(f)	B3	10.13	12/15/16	810	575,100
Sr. Unsec’d. Notes	B2	9.13	12/15/14	13,300	10,108,000
Iron Mountain, Inc., Sr. Sub. Notes	B2	8.63	4/1/13	4,075	4,105,562
Nortel Networks Corp. (Canada), Gtd. Notes(f)(i)	B3	4.25	9/1/08	927	916,571
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	B3	10.13	7/15/13	175	162,750
NXP BV / NXP Funding LLC, Sec’d. Notes	Ba3	7.88	10/15/14	1,470	1,337,700
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/1/15	2,000	1,580,000
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.38	10/1/11	3,600	3,564,000
Sensata Technologies, Inc., (Netherlands), Sr. Notes(f)(i)	B3	8.00	5/1/14	7,665	6,706,875
Serena Software, Inc., Gtd. Notes	Caa1	10.38	3/15/16	6,890	6,545,500
STATS ChipPAC Ltd. (Singapore), Sr. Notes	Ba1	6.75	11/15/11	3,170	3,280,950
Sungard Data Systems, Inc.,
Bank Loan(k)	Ba3	5.13	2/28/14	7,000	6,447,294
Gtd. Notes(f)	Caa1	9.13	8/15/13	1,098	1,106,235
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	1,290	1,115,850
Xerox Corp., Sr. Notes	Baa2	6.88	8/15/11	200	212,425

					90,497,374

Telecommunications 4.8%
Centennial Cellular Corp., Gtd. Notes, Ser. B	B2	10.13	6/15/13	1,685	1,701,850
Cincinnati Bell, Inc., Sr. Sub. Notes(f)	B2	8.38	1/15/14	3,380	3,244,800
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	2,045	2,152,363
Sr. Notes	Ba2	6.25	1/15/13	3,085	2,838,200
Sr. Notes	Ba2	9.00	8/15/31	1,035	952,200

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Hawaiian Telcom Communication, Inc.,(f)
Sr. Notes(j)	B3	10.32%	5/1/13	$1,650	$1,270,500
Sr. Notes	Caa1	12.50	5/1/15	3,515	2,706,550
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25	3/15/13	8,775	8,160,750
Nextel Communications, Inc., Gtd. Notes, Ser. D	Baa3	7.38	8/1/15	425	329,375
Nordic Teleco Holding, Inc. (Denmark), Sr. Notes, 144A(f)(i)	B2	8.88	5/1/16	5,220	5,141,700
Qwest Communications International, Inc., Gtd. Notes(f)	Ba3	7.50	2/15/14	2,655	2,581,987
Qwest Corp.,
Deb.	Ba1	7.20	11/10/26	1,000	885,000
Sr. Notes	Ba1	7.63	6/15/15	2,380	2,362,150
Sr. Unsec’d. Notes(f)	Ba1	7.50	10/1/14	5,950	5,890,500
Sprint Capital Corp.	Baa3	6.13	11/15/08	5,320	5,187,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	5,450	5,450,000
Windstream Corp.,
Gtd. Notes	Ba3	8.13	8/1/13	3,000	2,992,500
Sr. Notes	Ba3	8.63	8/1/16	5,135	5,224,862

					59,072,287

Total corporate bonds					1,155,169,663

SOVEREIGN BONDS 0.4%
Republic of Argentina, Bonds(i)	B+(a)	7.00	10/3/15	5,800	4,694,713

				Shares

COMMON STOCKS 0.3%
Embarq Corp.				2,933	123,010
General Chemical Industrial Products, Inc.(c)(k)(m)				179	49,907
Mirant Corp.(c)				3,191	118,067
Neenah Enterprises, Inc.(c)(k)				3,902	11,706
Peachtree Cable Assoc. Ltd.(c)(k)(m)				31,559	316
Pliant Corp.(c)(k)(m)				2	†
Russell Stanley Holdings, Inc.(c)(k)(m)				6,000	6
Sprint Nextel Corp.(f)				28,675	203,879
WKI Holdings Co., Inc.(c)(k)				20,225	202,250
Xerox Corp.				169,797	2,496,016

Total common stocks					3,205,157

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Shares	Value (Note 1)

PREFERRED STOCKS

Building Materials & Construction
New Millenium Homes LLC, Ser. A (original cost $0; purchased 7/28/05)(d)(k)(m)				2,000	$230,000

Cable
Adelphia Recovery Trust(k)(m)		2,000,000	2,000
Escrow Pfd Adelphia(k)(m)		20,000	20
PTV, Inc., Ser. A, 10.00%		9	2

			2,022

Total preferred stocks			232,022

	Expiration Date

WARRANTS(c)
Cable
TVN Entertainment (original cost $5,615,000; purchased 10/21/04)(b)(k)(m)	1/1/49	46,241	26,820

Capital Goods
Pliant Corp.(m)	6/1/10	475	†

Chemicals
General Chemical Industrial Products, Ser. B(k)(m)	12/31/49	77	†
General Chemical Industrial Products, Inc., Ser. A(c)(k)(m)	12/31/49	103	†
Sterling Chemical, Inc.(d)(k)	8/15/08	5,450	5

Consumer
Icon Fitness(k)(m)	2/31/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Media & Entertainment
XM Satellite Radio, Inc., 144A(k)	3/15/10	345	†

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)(m)	10/1/13	275	1,721

Technology
Viasystems Group, Inc.(k)(m)	1/10/31	166,335	17

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Expiration Date	Shares	Value (Note 1)

Telecommunications
GT Group Telecom, Inc. (Canada), 144A(d)(i)(k)	2/1/10	8,610	$9
Verado Holdings, Inc.(k)	4/15/08	4,075	1,642
Versatel Telecom International NV (Netherlands)(i)(k)	5/15/08	10,000	10

			1,661

Total warrants			30,298

Total long-term investments (cost $1,273,503,770)			1,177,908,503

SHORT-TERM INVESTMENTS 23.3%

Affiliated Mutual Funds
Dryden Core Investment Fund—Short-Term Core Bond Series(h)		41,822	379,746
Dryden Core Investment Fund—Taxable Money Market Series (includes $229,869,335 of cash collateral received for securities on loan)(g)(h)		286,381,849	286,381,849

Total short-term investments (cost $286,793,481)			286,761,595

Total Investments 119.2% (cost $1,560,297,251; Note 5)			1,464,670,098
Liabilities in excess of other assets(n) (19.2%)			(236,063,297)

Net Assets 100.0%			$1,228,606,801

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	27

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

*	The ratings reflected are as of February 29, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

† Less than $0.50.

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $22,009,021. The aggregate value of $15,143,077 is approximately 1.2% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $220,470,046; cash collateral of $229,869,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short-Term Core Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at February 29, 2008.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	As of February 29, 2008, 18 securities representing $1,396,017 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Credit default swap agreements outstanding at February 29, 2008:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/20/2008	$18,500	2.38%	Harrah’s Operating Company, Inc., 5.625%, 6/1/12	$(290,210)
Merrill Lynch Capital Services, Inc.	12/20/2012	22,000	3.75	CDX North America High Yield, Ser. 9-V1	1,175,321
Credit Suisse International	12/20/2012	5,000	3.75	CDX North America High Yield, Ser. 9-V1	316,828
Citibank, NA	12/20/2008	8,500	2.50	Altell Corporation 7.00%, 7/1/12	(174,992)
Deutsche Bank AG	12/20/2012	15,000	3.75	CDX North America High Yield, Ser. 9-V1	799,440
Citibank, NA	12/20/2012	3,500	2.85	American Axle & Manufacturing, Inc., 5.25%, 2/11/14	254,804
Merrill Lynch Capital Services, Inc.	9/20/2009	2,000	4.65	General Motors Corp., 7.125%, 7/15/19	(71,588)
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20	Lear Corp., 8.11%, 5/15/09	(66,974)
Barclays Bank PLC	12/20/2012	2,500	3.75	CDX North America High Yield, Ser. 9-V1	164,915
Credit Suisse International	12/20/2012	5,000	3.75	CDX North America High Yield, Ser. 9-V1	161,619
Lehman Brothers Special Financing	3/20/2009	2,000	5.00	RH Donnelley Corp., 8.875%, 1/15/16	200,000

					$2,469,163

(1)	The Fund receives the fixed rate and pays the counterparty par in the event the underlying bond defaults

Forward foreign currency exchange contract outstanding at February 29, 2008:

Foreign Currency Contract	Contracts to Deliver	Payable to Settlement Date	Value at February 29, 2008	Unrealized Depreciation
Sold:
Pound Sterling, expiring 3/26/08	GBP938,810	1,843,889	1,862,187	$(18,298)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	29

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2008 was as follows:

Affiliated Mutual Funds (including 18.7% of collateral received for securities on loan)	23.3%
Healthcare & Pharmaceutical	13.3
Electric	9.6
Capital Goods	8.1
Technology	7.4
Media & Entertainment	6.2
Gaming	5.3
Telecommunications	4.8
Metals	4.5
Cable	3.9
Energy—Other	3.8
Automotive	3.5
Paper	3.4
Chemicals	3.0
Packaging	2.6
Foods	2.0
Pipelines & Other	2.0
Consumer	1.9
Retailers	1.8
Non Captive Finance	1.7
Aerospace/Defense	1.5
Lodging & Leisure	1.3
Asset Backed Securities	1.2
Banking	1.0
Airlines	0.8
Sovereign Bonds	0.4
Common Stocks	0.3
Building Materials & Construction	0.2
Energy—Integrated	0.2
Structured Notes	0.2

119.2
Liabilities in excess of other assets	(19.2)

Net Assets	100.0%

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Financial Statements

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments, at value, including securities on loan of $220,470,046:
Unaffiliated investments (cost $1,273,503,770)	$1,177,908,503
Affiliated investments (cost $286,793,481)	286,761,595
Foreign currency, at value (cost $7,154)	7,048
Dividends and interest receivable	26,023,171
Receivable for investments sold	12,009,600
Unrealized appreciation on swap agreements	3,072,927
Premium for swaps purchased	2,606,668
Receivable for Fund shares sold	379,907
Prepaid expenses	12,868

Total assets	1,508,782,287

Liabilities
Payable to broker for collateral for securities on loan	229,869,335
Payable for investments purchased	43,037,007
Income distribution payable	2,208,314
Payable for Fund shares reacquired	1,888,791
Payable to custodian	819,431
Accrued expenses	672,974
Unrealized depreciation on swap agreements	603,764
Management fee payable	494,554
Distribution fee payable	331,506
Transfer agent fee payable	194,638
Deferred directors’ fees	36,874
Unrealized depreciation on forward foreign currency contracts	18,298

Total liabilities	280,175,486

Net Assets	$1,228,606,801

Net assets were comprised of:
Common stock, at par	$2,317,433
Paid-in capital in excess of par	2,482,941,992

2,485,259,425
Accumulated net investment loss	(299,433)
Accumulated net realized loss on investments and foreign currency transactions	(1,163,177,236)
Net unrealized depreciation on investments and foreign currencies	(93,175,955)

Net assets, February 29, 2008	$1,228,606,801

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($991,862,206 ÷ 187,059,160 shares of common stock issued and outstanding)	$5.30
Maximum sales charge (4.50% of offering price)	.25

Maximum offering price to public	$5.55

Class B
Net asset value, offering price and redemption price per share ($133,807,135 ÷ 25,262,602 shares of common stock issued and outstanding)	$5.30

Class C
Net asset value, offering price and redemption price per share ($51,097,625 ÷ 9,650,556 shares of common stock issued and outstanding)	$5.29

Class L
Net asset value, offering price and redemption price per share ($5,671,018 ÷ 1,068,801 shares of common stock issued and outstanding)	$5.31

Class M
Net asset value, offering price and redemption price per share ($20,733,131 ÷ 3,913,067 shares of common stock issued and outstanding)	$5.30

Class R
Net asset value, offering price and redemption price per share ($1,269,859 ÷ 239,493 shares of common stock issued and outstanding)	$5.30

Class X
Net asset value, offering price and redemption price per share ($3,958,980 ÷ 747,459 shares of common stock issued and outstanding)	$5.30

Class Z
Net asset value, offering price and redemption price per share ($20,206,847 ÷ 3,802,203 shares of common stock issued and outstanding)	$5.31

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	33

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Interest	$56,587,895
Affiliated dividend income	1,071,206
Affiliated income from securities loaned, net	695,802
Unaffiliated dividends	12,047

Total income	58,366,950

Expenses
Management fee	3,014,464
Distribution fee—Class A	1,319,927
Distribution fee—Class B	547,091
Distribution fee—Class C	203,017
Distribution fee—Class L	16,067
Distribution fee—Class M	130,005
Distribution fee—Class R	2,853
Distribution fee—Class X	22,595
Transfer agent’s fee and expenses (including affiliated expense of $328,200)	902,000
Custodian’s fees and expenses	102,000
Registration fees	66,000
Reports to shareholders	59,000
Directors’ fees	20,000
Legal fees and expenses	16,000
Loan interest expense (Note 2)	16,000
Insurance	15,000
Audit fee	14,000
Miscellaneous	24,771

Total expenses	6,490,790

Net investment income	51,876,160

Realized And Unrealized Gain (Loss) On Investments, Foreign Currency Transactions And Swaps
Net realized gain (loss) on:
Investment transactions	(6,041,355)
Foreign currency transactions	(13,417)
Swaps	48,088

(6,006,684)

Net change in unrealized appreciation (depreciation) on:
Investments	(61,568,020)
Foreign currencies	63,389
Swaps	2,454,703

(59,049,928)

Net gain (loss) on investments and foreign currency transactions	(65,056,612)

Net Decrease In Net Assets Resulting From Operations	$(13,180,452)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Eight Month Period Ended August 31, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$51,876,160	$69,553,919	$110,002,922
Net realized (loss) on investments and foreign currency transactions	(6,006,684)	(977,143)	(17,207,876)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(59,049,928)	(51,232,710)	55,409,195

Net decrease in net assets resulting from operations	(13,180,452)	17,344,066	148,204,241

Dividends from net investment income (Note 1)
Class A	(42,750,156)	(57,397,846)	(91,121,822)
Class B	(5,537,093)	(8,176,629)	(16,383,182)
Class C	(2,057,064)	(2,677,708)	(3,945,884)
Class L	(251,979)	(237,346)	—
Class M	(951,360)	(1,058,763)	—
Class R	(45,361)	(19,635)	(214)
Class X	(165,958)	(154,994)	—
Class Z	(902,747)	(1,469,110)	(2,079,925)

	(52,661,718)	(71,192,031)	(113,531,027)

Fund share transactions (net of share conversions) (Note 7)
Net proceeds from shares sold	45,367,004	62,038,200	87,023,047
Net asset value of shares issued in connection with merger (Note 7)	—	80,086,722	—
Net asset value of shares issued in reinvestment of dividends	31,747,189	39,776,795	63,955,471
Cost of shares reacquired	(161,357,252)	(227,074,856)	(327,430,048)

Net decrease in net assets from Fund share transactions	(84,243,059)	(45,173,139)	(176,451,530)

Total decrease	(150,085,229)	(99,021,104)	(141,778,316)

Net Assets
Beginning of period	1,378,692,030	1,477,713,134	1,619,491,450

End of period (a)	$1,228,606,801	$1,378,692,030	$1,477,713,134

(a) Includes undistributed net investment income of:	$—	$486,125	$420,083

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use

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information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap.

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities. Payments received or paid by the Fund are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Short Sales: The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when we think the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrues on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Taxes: For federal income taxes purposes, it is Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $250 million, .475 of 1% of the next $500 million, .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .47 of 1% for the six months ended February 29, 2008.

Effective, March 23, 2007, PI has contractually agreed to waive up to .01% of the Fund’s management fee on an annualized basis until March 31, 2008, to the extent the Fund’s net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed .65%.

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .75 of 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively.

For the six months ended February 29, 2008, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $28,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2008, it received approximately $200, $82,600, $4,200, $31,100 and $1,200 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The Funds pay a commitment fee of .06 of 1% of

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the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended February 29, 2008. The average daily balance for the 13 days the Fund had an outstanding balance was approximately $8,946,615 at a weighted average interest rate of approximately 4.93%.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 29, 2008, the Fund incurred approximately $149,500 in total networking fees of which approximately $79,400 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the six months ended February 29, 2008. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2008, PIM has been compensated approximately $300,900 for these services.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

On October 17, 2007, PIM made a payment of $225,538 to the Fund as part of the ultimate realization of a workout related to Price Communications warrants.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008 aggregated $395,914,471 and $461,855,302, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$1,563,608,990	$11,050,677	$(109,989,569)	$(98,938,892)

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and the difference in the treatment of accreting market discount and premium amortization. Other cost basis adjustments are attributable to the depreciation on foreign currencies and receivables and payables and appreciation on swaps.

For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 2007 of approximately $1,153,252,000, of which $317,963,000 expires in 2008, $386,822,000 expires in 2009, $392,572,000 expires in 2010, $25,269,000 expires in 2013, $24,857,000 expires in 2014 and $5,769,000 expires in 2015. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisition. Utilization of these capital loss carryforwards was limited in accordance with income tax regulations. As of August 31, 2007, approximately $20,424,000 of its capital loss carryforwards were written-off as a result of acquisitions. Additionally, approximately $146,145,000 of the Fund’s capital loss carryforward expired at the eight month period ended August 31, 2007. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain JennisonDryden funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 500 million shares are designated Class A common stock, 400 million shares are designated Class B common stock, 400 million shares are designated Class C common stock, 400 million shares are designated Class L common stock, 400 million shares are designated Class M common stock, 225 million shares are designated Class R common stock, 225 million shares are designated Class X common stock, 225 million shares are designated Class New X common stock and 225 million shares are designated Class Z common stock.

Dryden High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	4,784,828	$26,326,852
Shares issued in reinvestment of dividends	4,624,715	25,420,260
Shares reacquired	(23,051,054)	(127,416,902)

Net increase (decrease) in shares outstanding before conversion	(13,641,511)	(75,669,790)
Shares issued upon conversion from Class B, Class M and Class X	3,794,184	21,026,747

Net increase (decrease) in shares outstanding	(9,847,327)	$(54,643,043)

Eight month period ended August 31, 2007:
Shares sold	6,258,592	$35,717,651
Shares issued in connection with the merger	2,261,473	13,229,616
Shares issued in reinvestment of dividends	5,485,954	31,752,296
Shares reacquired	(27,957,615)	(161,743,635)

Net increase (decrease) in shares outstanding before conversion	(13,951,596)	(81,044,072)
Shares issued upon conversion from Class B, Class M and Class X	3,651,640	21,308,012

Net increase (decrease) in shares outstanding	(10,299,956)	$(59,736,060)

Year ended December 31, 2006:
Shares sold	9,756,100	$55,192,932
Shares issued in reinvestment of dividends	9,057,150	51,553,831
Shares reacquired	(44,055,687)	(250,498,837)

Net increase (decrease) in shares outstanding before conversion	(25,242,437)	(143,752,074)
Shares issued upon conversion from Class B	11,469,694	65,213,888

Net increase (decrease) in shares outstanding	(13,772,743)	$(78,538,186)

Class B
Six months ended February 29, 2008:
Shares sold	1,410,927	$7,828,814
Shares issued in reinvestment of dividends	562,956	3,096,076
Shares reacquired	(2,601,227)	(14,302,829)

Net increase (decrease) in shares outstanding before conversion	(627,344)	(3,377,939)
Shares issued upon conversion from Class A	(2,854,248)	(15,858,061)

Net increase (decrease) in shares outstanding	(3,481,592)	$(19,236,000)

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Class B	Shares	Amount
Eight month period ended August 31, 2007:
Shares sold	2,064,694	$11,980,169
Shares issued in connection with the merger	314,291	1,835,459
Shares issued in reinvestment of dividends	720,891	4,168,177
Shares reacquired	(4,573,162)	(26,297,635)

Net increase (decrease) in shares outstanding before conversion	(1,473,286)	(8,313,830)
Shares issued upon conversion from Class A	(2,913,385)	(17,027,065)

Net increase (decrease) in shares outstanding	(4,386,671)	$(25,340,895)

Year Ended December 31, 2006:
Shares sold	2,245,997	$12,756,096
Shares issued in reinvestment of dividends	1,436,594	8,160,974
Shares reacquired	(8,800,263)	(49,954,732)

Net increase (decrease) in shares outstanding before conversion	(5,117,672)	(29,037,662)
Shares reacquired upon conversion into Class A	(11,489,904)	(65,213,888)

Net increase (decrease) in shares outstanding	(16,607,576)	$(94,251,550)

Class C
Six months ended February 29, 2008:
Shares sold	544,026	$2,990,903
Shares issued in reinvestment of dividends	238,192	1,308,278
Shares reacquired	(1,230,807)	(6,784,789)

Net increase (decrease) in shares outstanding	(448,589)	$(2,485,608)

Eight month period ended August 31, 2007:
Shares sold	1,048,973	$6,054,417
Shares issued in connection with the merger	1,741,136	10,185,647
Shares issued in reinvestment of dividends	263,387	1,520,904
Shares reacquired	(2,288,345)	(13,139,416)

Net increase (decrease) in shares outstanding	765,151	$4,621,552

Year ended December 31, 2006:
Shares sold	975,882	$5,559,668
Shares issued in reinvestment of dividends	382,715	2,174,798
Shares reacquired	(3,007,572)	(17,083,181)

Net increase (decrease) in shares outstanding	(1,648,975)	$(9,348,715)

Class L
Six months ended February 29, 2008:
Shares sold	44,912	$251,611
Shares issued in reinvestment of dividends	37,450	206,152
Shares reacquired	(210,631)	(1,155,022)

Net increase (decrease) in shares outstanding	(128,269)	$(697,259)

Dryden High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Period ended August 31, 2007:*
Shares sold	46,002	$265,034
Shares issued in connection with the merger	1,422,148	8,333,789
Shares issued in reinvestment of dividends	30,588	176,084
Shares reacquired	(301,667)	(1,740,675)

Net increase (decrease) in shares outstanding	1,197,071	$7,034,232

Class M
Six months ended February 29, 2008:
Shares sold	291,844	$1,638,868
Shares issued in reinvestment of dividends	112,004	616,022
Shares reacquired	(793,605)	(4,352,281)

Net increase (decrease) in shares outstanding before conversion	(389,757)	(2,097,391)
Shares reacquired upon conversion into Class A	(938,705)	(5,164,080)

Net increase (decrease) in shares outstanding	(1,328,462)	$(7,261,471)

Period ended August 31, 2007:*
Shares sold	260,201	$1,524,108
Shares issued in connection with the merger	6,982,569	40,778,200
Shares issued in reinvestment of dividends	105,848	608,688
Shares reacquired	(1,385,776)	(7,913,710)

Net increase (decrease) in shares outstanding before conversion	5,962,842	34,997,286
Shares reacquired upon conversion into Class A	(721,313)	(4,167,270)

Net increase (decrease) in shares outstanding	5,241,529	$30,830,016

Class R
Six months ended February 29, 2008:
Shares sold	131,271	$726,850
Shares issued in reinvestment of dividends	8,157	44,723
Shares reacquired	(52,249)	(282,076)

Net increase (decrease) in shares outstanding	87,179	$489,497

Eight month period ended August 31, 2007:
Shares sold	158,002	$919,724
Shares issued in reinvestment of dividends	3,099	17,729
Shares reacquired	(10,977)	(63,072)

Net increase (decrease) in shares outstanding	150,124	$874,381

Year ended December 31, 2006:
Shares sold	1,751	$10,159
Shares issued in reinvestment of dividends	4	23

Net increase (decrease) in shares outstanding	1,755	$10,182

48	Visit our website at www.jennisondryden.com

Class X	Shares	Amount
Six months ended February 29, 2008:
Shares sold	58,787	$327,102
Shares issued in reinvestment of dividends	27,930	153,508
Shares reacquired	(150,502)	(817,755)

Net increase (decrease) in shares outstanding before conversion	(63,784)	(337,145)
Shares reacquired upon conversion into Class A	(820)	(4,606)

Net increase (decrease) in shares outstanding	(64,605)	$(341,751)

Period ended August 31, 2007:*
Shares sold	54,609	$318,373
Shares issued in connection with the merger	980,139	5,724,011
Shares issued in reinvestment of dividends	21,642	124,318
Shares reacquired	(224,864)	(1,293,649)

Net increase (decrease) in shares outstanding before conversion	831,526	4,873,053
Shares reacquired upon conversion into Class A	(19,463)	(113,677)

Net increase (decrease) in shares outstanding	812,063	$4,759,376

Class Z
Six months ended February 29, 2008:
Shares sold	947,266	$5,276,004
Shares issued in reinvestment of dividends	163,618	902,170
Shares reacquired	(1,125,855)	(6,245,598)

Net increase (decrease) in shares outstanding	(14,971)	$(67,424)

Eight month period ended August 31, 2007:
Shares sold	900,020	$5,258,724
Shares issued in reinvestment of dividends	242,217	1,408,599
Shares reacquired	(2,570,553)	(14,883,064)

Net increase (decrease) in shares outstanding	(1,428,316)	$(8,215,741)

Year Ended December 31, 2006:
Shares sold	2,376,052	$13,504,192
Shares issued in reinvestment of dividends	361,808	2,065,845
Shares reacquired	(1,741,855)	(9,893,298)

Net increase (decrease) in shares outstanding	996,005	$5,676,739

*	Commenced operations on March 26, 2007.

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden High Yield Fund, Inc.	49

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2008		Eight Month Period Ended August 31, 2007(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.58		$5.80

Income (loss) from investment operations:
Net investment income	.22		.28
Net realized and unrealized gain (loss) on investment transactions	(.28)		(.22)

Total from investment operations	(.06)		.06

Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.28)
Tax return of capital distributions	—		—

Total dividends and distributions	(.22)		(.28)

Net asset value, end of period	$5.30		$5.58

Total Return(a):	(1.07)%		.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$991,862		$1,099,469
Average net assets (000)	$1,061,235		$1,170,148
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.90	%(c)	.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)	.67	%(c)
Net investment income	7.98	%(c)	7.20	%(c)
Portfolio turnover rate	31	%(d)	34	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2006	2005	2004	2003

$5.67	$5.93	$5.80	$4.99

.41	.41	.41	.43

.15	(.24)	.14	.82

.56	.17	.55	1.25

(.43)	(.43)	(.42)	(.44)
—	—	—	—

(.43)	(.43)	(.42)	(.44)

$5.80	$5.67	$5.93	$5.80

10.24%	3.07%	9.93%	25.66%

$1,201,400	$1,251,927	$1,336,703	$1,364,999
$1,205,856	$1,287,410	$1,318,334	$1,268,769

.86%	.90%	.89%	.90%

.61%	.65%	.64%	.65%
7.32%	7.09%	7.08%	7.93%
40%	51%	55%	68%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	51

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 29, 2008		Eight Month Period Ended August 31, 2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.58		$5.79

Income (loss) from investment operations:
Net investment income	.20		.26
Net realized and unrealized gain (loss) on investment transactions	(.27)		(.21)

Total from investment operations	(.07)		.05

Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.26)
Tax return of capital distributions	—		—

Total dividends and distributions	(.21)		(.26)

Net asset value, end of period	$5.30		$5.58

Total Return(a):	(1.14)%		.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$133,807		$160,265
Average net assets (000)	$146,621		$178,973
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.40	%(b)	1.42	%(b)
Expenses, excluding distribution and service (12b-1) fees	.65	%(b)	.67	%(b)
Net investment income	7.48	%(b)	6.69	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2006	2005	2004	2003

$5.66	$5.92	$5.79	$4.98

.38	.38	.38	.40

.15	(.24)	.14	.82

.53	.14	.52	1.22

(.40)	(.40)	(.39)	(.41)
—	—	—	—

(.40)	(.40)	(.39)	(.41)

$5.79	$5.66	$5.92	$5.79

9.70%	2.54%	9.39%	25.08%

$191,778	$281,304	$477,841	$618,539
$232,435	$380,450	$545,044	$629,849

1.36%	1.40%	1.39%	1.40%

.61%	.65%	.64%	.65%
6.82%	6.57%	6.62%	7.44%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	53

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 29, 2008		Eight Month Period Ended August 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.58		$5.79

Income (loss) from investment operations:
Net investment income	.20		.26
Net realized and unrealized gain (loss) on investment transactions	(.28)		(.21)

Total from investment operations	(.08)		.05

Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.26)
Tax return of capital distributions	—		—

Total dividends and distributions	(.21)		(.26)

Net asset value, end of period	$5.29		$5.58

Total Return(a):	(1.33)%		.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,098		$56,307
Average net assets (000)	$54,410		$58,540
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.40	%(c)	1.42	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)	.67	%(c)
Net investment income	7.48	%(c)	6.70	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.
(d)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2006	2005	2004	2003

$5.66	$5.92	$5.79	$4.98

.38	.38	.38	.40
.15	(.24)	.14	.82

.53	.14	.52	1.22

(.40)	(.40)	(.39)	(.41)
—	—	—	—

(.40)	(.40)	(.39)	(.41)

$5.79	$5.66	$5.92	$5.79

9.69%	2.54%	9.39%	25.08%

$54,036	$62,127	$83,412	$97,291
$55,946	$70,914	$88,295	$90,157

1.36%	1.40%	1.39%	1.40%
.61%	.65%	.64%	.65%
6.82%	6.57%	6.61%	7.42%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	55

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 29, 2008		March 26, 2007(a) through August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.86

Income (loss) from investment operations:
Net investment income	.21		.18
Net realized and unrealized gain (loss) on investment transactions	(.27)		(.27)

Total from investment operations	(.06)		(.09)

Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.18)
Tax return of capital distributions	—		—

Total dividends and distributions	(.22)		(.18)

Net asset value, end of period	$5.31		$5.59

Total Return(c):	(1.01)%		(1.93)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,671		$6,688
Average net assets (000)	$6,459		$7,546
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.15	%(d)	1.17	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)	.67	%(d)
Net investment income	7.73	%(d)	6.97	%(d)

(a)	Inception date of Class L shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

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Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended February 29, 2008		March 26, 2007(a) through August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.57		$5.84

Income (loss) from investment operations:
Net investment income	.20		.17
Net realized and unrealized loss on investment transactions	(.27)		(.27)

Total from investment operations	(.07)		(.10)

Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.17)
Tax return of capital distributions	—		—

Total dividends and distributions	(.20)		(.17)

Net asset value, end of period	$5.30		$5.57

Total Return(c):	(1.27)%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,733		$29,221
Average net assets (000)	$26,130		$36,125
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.65	%(d)	1.67	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)	.67	%(d)
Net investment income	7.20	%(d)	6.63	%(d)

(a)	Inception date of Class M shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

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Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.28)

Total from investment operations	(.07)

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Tax return of capital distributions	—

Total dividends and distributions	(.22)

Net asset value, end of period	$5.30

Total Return(b):	(1.18)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,270
Average net assets (000)	$1,147
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.15	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)
Net investment income	7.82	%(d)

(a)	Inception date of Class R shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	During the period, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class R
Eight Month Period Ended August 31, 2007(e)		Year Ended December 31, 2006	June 6, 2005(a) through December 31, 2005

$5.81		$5.67	$5.75

.27		.42	.23
(.21)		.15	(.06)

.06		.57	.17

(.28)		(.43)	(.25)
—		—	—

(.28)		(.43)	(.25)

$5.59		$5.81	$5.67

.56%		10.45%	2.98%

$851		$13	$2
$401		$3	$2

1.17	%(d)	1.11%	1.15	%(d)
.67	%(d)	.61%	.65	%(d)
7.19	%(d)	7.45%	6.75	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	61

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 29, 2008		March 26, 2007(a) through August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.57		$5.84

Income (loss) from investment operations:
Net investment income	.17		.13
Net realized and unrealized loss on investment transactions	(.24)		(.23)

Total from investment operations	(.07)		(.10)

Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.17)
Tax return of capital distributions	—		—

Total dividends and distributions	(.20)		(.17)

Net asset value, end of period	$5.30		$5.57

Total Return(c):	(1.27)%		(1.97)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,959		$4,527
Average net assets (000)	$4,542		$5,300
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.65	%(d)	1.67	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)	.67	%(d)
Net investment income	7.23	%(d)	5.43	%(d)

(a)	Inception date of Class X shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

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Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 29, 2008		Eight Month Period Ended August 31, 2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.81

Income (loss) from investment operations:
Net investment income	.23		.29
Net realized and unrealized gain (loss) on investment transactions	(.29)		(.21)

Total from investment operations	(.06)		.08

Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.29)
Tax return of capital distributions	—		—

Total dividends and distributions	(.23)		(.29)

Net asset value, end of period	$5.31		$5.60

Total Return(a):	(.94)%		.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,207		$21,364
Average net assets (000)	$21,743		$29,101
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.65	%(b)	.67	%(b)
Expenses, excluding distribution and service (12b-1) fees	.65	%(b)	.67	%(b)
Net investment income	8.23	%(b)	7.41	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006	2005	2004	2003

$5.68	$5.94	$5.81	$5.00

.43	.43	.42	.44
.14	(.24)	.15	.82

.57	.19	.57	1.26

(.44)	(.45)	(.44)	(.45)
—	—	—	—

(.44)	(.45)	(.44)	(.45)

$5.81	$5.68	$5.94	$5.81

10.51%	3.32%	10.20%	25.94%

$30,486	$24,130	$32,548	$52,951
$26,634	$29,298	$32,828	$56,046

.61%	.65%	.64%	.65%
.61%	.65%	.64%	.65%
7.58%	7.32%	7.32%	8.17%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	65

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	JDYRX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438609	262438708	262438500	262438807	262438401

MF110E2    IFS-A146813    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary

Date April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2008

*	Print the name and title of each signing officer under his or her signature.